Taxes on Income (Details) - Schedule of the deferred tax assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Total deferred tax assets before valuation allowance	$ 27,154	$ 21,832
Valuation allowance	(27,154)	(21,832)
Deferred tax assets, net of valuation allowance
Net operating loss carry forwards [Member]
Deferred tax assets:
Total deferred tax assets before valuation allowance	21,991	16,241
Research and development [Member]
Deferred tax assets:
Total deferred tax assets before valuation allowance	4,834	5,165
Employees and payroll accrual [Member]
Deferred tax assets:
Total deferred tax assets before valuation allowance	272	365
Property and equipment [Member]
Deferred tax assets:
Total deferred tax assets before valuation allowance	$ 57	$ 61